Revenue - Remaining Performance Obligations (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 148,921
Service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	107,909
Product
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 41,012
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | Service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent expected to be recognized as revenue	13.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | Product
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent expected to be recognized as revenue	100.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent expected to be recognized as revenue	50.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent expected to be recognized as revenue	37.00%